Derivative Instruments - Schedule of Total Outstanding Notional Amount and Fair Value of Derivative Instruments (Detail) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Notional Amount	$ 100,400,000	$ 128,600,000
Derivative Assets	0	0
Derivative Liabilities	3,700,000	3,300,000
Derivatives Not Accounted for As Hedges [Member] | Foreign Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	400,000	3,600,000
Derivative Assets	0	0
Derivative Liabilities		200,000
Derivatives Not Accounted for As Hedges [Member] | Interest Rate Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	100,000,000	125,000,000
Derivative Assets	0	0
Derivative Liabilities	$ 3,700,000	$ 3,100,000